INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Ore in Stockpiles	$ 2,227	$ 2,139
Ore on Leach pads	405	406
Gold
Disclosure of operating segments [line items]
Ore in Stockpiles	2,125	2,067
Ore on Leach pads	405	406
Gold | Barrick Nevada
Disclosure of operating segments [line items]
Ore in Stockpiles	1,040	1,128
Ore on Leach pads	105	109
Gold | Pueblo Viejo
Disclosure of operating segments [line items]
Ore in Stockpiles	538	475
Gold | Porgera
Disclosure of operating segments [line items]
Ore in Stockpiles	55	77
Gold | Kalgoorlie
Disclosure of operating segments [line items]
Ore in Stockpiles	138	127
Gold | Lagunas Norte
Disclosure of operating segments [line items]
Ore in Stockpiles	147	91
Ore on Leach pads	143	97
Gold | Buzwagi
Disclosure of operating segments [line items]
Ore in Stockpiles	109	64
Gold | North Mara
Disclosure of operating segments [line items]
Ore in Stockpiles	47	41
Gold | Veladero
Disclosure of operating segments [line items]
Ore in Stockpiles	22	38
Ore on Leach pads	145	172
Gold | Turquoise Ridge
Disclosure of operating segments [line items]
Ore in Stockpiles	26	22
Gold | Other
Disclosure of operating segments [line items]
Ore in Stockpiles	3	4
Gold | Pierina
Disclosure of operating segments [line items]
Ore on Leach pads	12	28
Copper
Disclosure of operating segments [line items]
Ore in Stockpiles	102	72
Ore on Leach pads	0	0
Copper | Lumwana
Disclosure of operating segments [line items]
Ore in Stockpiles	$ 102	$ 72